Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	000-56760
Entity Registrant Name	Brookfield Private Equity Fund LP
Entity Central Index Key	0002074065
Entity Tax Identification Number	39-2276289
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	225 Liberty Street,
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	855
Local Phone Number	777-8001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false